Property, Plant and Equipment and Construction in Progress	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment and Construction in Progress [Abstract]
PROPERTY, PLANT AND EQUIPMENT AND CONSTRUCTION IN PROGRESS

NOTE 8 – PROPERTY, PLANT AND EQUIPMENT AND CONSTRUCTION IN PROGRESS

(a) As of September 30, 2025 and December 31, 2024, property, plant and equipment consisted of the following:

	As of
	September 30, 2025	December 31, 2024
Buildings	$11,397,299	$11,132,258
Machinery	23,030,014	22,220,209
Motor vehicles	335,655	327,514
Electronic equipment	263,978	242,630
Total property plant and equipment, at cost	35,026,946	33,922,611

Less: accumulated depreciation	(22,743,369)	(20,787,963)
Property, plant and equipment, net	$12,283,577	$13,134,648
Construction in process	-	5,886
Total	$12,283,577	$13,140,534

For the nine months ended September 30, 2025 and 2024, depreciation expense amounted to $1.44 million and $1.52 million, respectively, of which $0.83 million and $0.98 million, respectively, was included in cost of revenue and inventories, and the remainder was included in general and administrative expense and research and development expenses, respectively.

For the nine months ended September 30, 2025 and 2024, $0.01 million and $0.41 million of construction-in-progress was converted into property, plant and equipment.

NOTE 8 – PROPERTY, PLANT AND EQUIPMENT AND CONSTRUCTION IN PROGRESS

(a)	As of December 31, 2024 and 2023, property, plant and equipment consisted of the following:

	As of
	December 31, 2024	December 31, 2023
Buildings	$11,132,258	$11,444,906
Machinery	22,220,209	20,974,546
Motor vehicles	327,514	336,541
Electronic equipment	242,630	246,207
Total property plant and equipment, at cost	33,922,611	33,002,200

Less: accumulated depreciation	(20,787,963)	(19,325,844)
Property, plant and equipment, net	$13,134,648	$13,676,356
Construction in process	5,886	22,641
Total	$13,140,534	$13,698,997

For the years ended December 31, 2024 and 2023, depreciation expense amounted to $2.06 million and $2.03 million, respectively, of which $1.27 million and $1.18 million, respectively, was included in cost of revenue and inventories, and the remainder was included in general and administrative expense, respectively.

For the years ended December 31, 2024 and 2023, $0.39 million and nil of construction in progress were converted into property, plant and equipment. As of December 31, 2024, the machinery and equipment currently under construction in progress will be completed within one year.